UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 09/30/2005

Item 1. Schedule of Investments.

                                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  Nicholas Money Market Fund, Inc.
                                          AS OF: 09/30/05

                                                                                        AMORTIZED COST
                                                                                        --------------

Commercial Paper   (100.32%)
-------------------------------------------------------------
           400,000   ABN AMRO North America Finance Inc.                                   $   396,345
                     12/27/2005 3.96%
           825,000   American Express Credit Corporation                                       824,675
                     10/07/2005 3.54%
         1,850,000   American Express Credit Corporation                                     1,849,457
                     10/06/2005 3.59%
           225,000   American Express Credit Corporation                                       224,172
                     11/08/2005 3.77%
           285,000   American Express Credit Corporation                                       284,526
                     10/19/2005 3.80%
         1,240,000   American Express Credit Corporation                                     1,232,786
                     11/28/2005 3.83%
           755,000   American Honda Finance Corporation                                        753,641
                     10/21/2005 3.68%
         1,295,000   American Honda Finance Corporation                                      1,292,135
                     10/25/2005 3.70%
         1,700,000   American Honda Finance Corporation                                      1,699,666
                     10/05/2005 3.61%
           700,000   American Honda Finance Corporation                                        698,530
                     10/24/2005 3.67%
           525,000   Barclays U.S. Funding LLC                                                 522,019
                     11/28/2005 3.73%
           400,000   Barclays U.S. Funding LLC                                                 398,256
                     11/15/2005 3.73%
           600,000   Barclays U.S. Funding LLC                                                 599,037
                     10/19/2005 3.68%
           825,000   Barclays U.S. Funding LLC                                                 818,898
                     12/13/2005 3.84%
           450,000   Barclays U.S. Funding LLC                                                 445,973
                     12/27/2005 3.88%
         1,100,000   Barclays U.S. Funding LLC                                               1,099,783
                     10/05/2005 3.62%
           537,000   Barclays U.S. Funding LLC                                                 536,141
                     10/19/2005 3.67%
         1,700,000   ChevronTexaco Funding Corporation                                       1,692,820
                     11/14/2005 3.69%
         1,980,000   ChevronTexaco Funding Corporation                                       1,975,446
                     10/26/2005 3.67%
           750,000   ChevronTexaco Funding Corporation                                         746,125
                     11/22/2005 3.80%
         1,500,000   Citigroup Funding Inc.                                                  1,484,771
                     01/04/2006 4.03%
         1,525,000   Citigroup Funding Inc.                                                  1,509,184
                     01/06/2006 4.03%
           244,000   Citigroup Global Markets Inc.                                             242,526
                     11/30/2005 3.84%
           630,000   Citigroup Global Markets Inc.                                             626,194
                     11/30/2005 3.84%
         2,275,000   Coca-Cola Enterprises Inc.                                              2,271,154
                     10/20/2005 3.65%
         2,000,000   Coca-Cola Enterprises Inc.                                              1,997,955
                     10/13/2005 3.74%
         1,000,000   Credit Suisse First Boston (USA) Inc.                                     992,942
                     12/08/2005 3.93%
         1,000,000   Credit Suisse First Boston (USA) Inc.                                     995,363
                     11/17/2005 3.80%
           500,000   Credit Suisse First Boston (USA) Inc.                                     495,811
                     12/22/2005 3.87%
         2,000,000   Credit Suisse First Boston (USA) Inc.                                   1,984,920
                     12/14/2005 3.86%
         1,100,000   E.I. du Pont de Nemours and Company                                     1,095,086
                     11/15/2005 3.81%
           524,000   E.I. du Pont de Nemours and Company                                       521,659
                     11/15/2005 3.81%
           210,000   General Electric Capital Corporation                                      208,034
                     12/30/2005 3.92%
           342,000   General Electric Capital Corporation                                      338,815
                     12/30/2005 3.90%
           625,000   General Electric Capital Corporation                                      619,200
                     12/29/2005 3.93%
         1,250,000   General Electric Capital Corporation                                    1,243,395
                     11/23/2005 3.82%
           685,000   General Electric Capital Corporation                                      679,692
                     12/16/2005 3.86%
           470,000   General Electric Capital Corporation                                      469,261
                     10/19/2005 3.62%
           885,000   General Electric Capital Corporation                                      883,788
                     10/17/2005 3.60%
           870,000   HSBC Finance Corporation                                                  868,779
                     10/17/2005 3.68%
         1,035,000   HSBC Finance Corporation                                                1,033,439
                     10/18/2005 3.69%
           250,000   HSBC Finance Corporation                                                  247,878
                     12/22/2005 3.91%
         2,290,000   HSBC Finance Corporation                                                2,287,951
                     10/12/2005 3.65%
           465,000   LaSalle Bank Corporation                                                  462,261
                     11/29/2005 3.81%
         1,800,000   LaSalle Bank Corporation                                                1,790,750
                     11/22/2005 3.79%
         1,840,000   LaSalle Bank Corporation                                                1,830,733
                     11/21/2005 3.79%
         1,600,000   Marshall & Ilsley Corporation                                           1,590,114
                     12/01/2005 3.85%
         1,125,000   Marshall & Ilsley Corporation                                           1,121,789
                     10/31/2005 3.74%
         1,750,000   Marshall & Ilsley Corporation                                           1,739,737
                     11/28/2005 3.85%
         1,200,000   Morgan Stanley                                                          1,199,500
                     10/07/2005 3.81%
         1,530,000   Morgan Stanley                                                          1,528,440
                     10/13/2005 3.74%
         1,700,000   Morgan Stanley                                                          1,698,078
                     10/14/2005 3.76%
         1,450,000   Pfizer Inc.                                                             1,445,505
                     11/03/2005 3.67%
         3,000,000   Pfizer Inc.                                                             2,999,107
                     10/06/2005 3.63%
         1,025,000   Proctor & Gamble Company (The)                                          1,022,581
                     10/27/2005 3.62%
         1,400,000   Proctor & Gamble Company (The)                                          1,392,949
                     11/21/2005 3.78%
         2,010,000   Proctor & Gamble Company (The)                                          2,005,885
                     10/24/2005 3.59%
         1,100,000   Prudential Funding, LLC                                                 1,089,962
                     12/28/2005 3.91%
           550,000   Prudential Funding, LLC                                                   548,587
                     10/28/2005 3.77%
           755,000   Prudential Funding, LLC                                                   750,244
                     12/02/2005 3.86%
           500,000   Prudential plc                                                            499,613
                     10/11/2005 3.56%
         3,900,000   Prudential plc                                                          3,867,890
                     12/20/2005 3.89%
         1,800,000   Shell Finance (U.K.) PLC                                                1,794,824
                     11/01/2005 3.65%
           545,000   Shell International Finance B.V.                                          544,569
                     10/11/2005 3.62%
           900,000   Shell International Finance B.V.                                          896,715
                     11/08/2005 3.72%
         1,165,000   Shell International Finance B.V.                                        1,162,540
                     10/24/2005 3.69%
         1,000,000   Siemens Capital Company, LLC                                              994,089
                     11/28/2005 3.88%
           450,000   Siemens Capital Company, LLC                                              449,161
                     10/21/2005 3.79%
         2,345,000   Siemens Capital Company, LLC                                            2,334,453
                     11/16/2005 3.76%
           655,000   Siemens Capital Company, LLC                                              652,006
                     11/16/2005 3.82%
           910,000   Toyota Motor Credit Corporation                                           908,673
                     10/18/2005 3.58%
         1,010,000   Toyota Motor Credit Corporation                                         1,006,928
                     11/02/2005 3.72%
           342,000   Toyota Motor Credit Corporation                                           340,132
                     11/25/2005 3.80%
           465,000   Toyota Motor Credit Corporation                                           460,745
                     12/28/2005 3.92%
         1,235,000   Toyota Motor Credit Corporation                                         1,226,600
                     12/08/2005 3.80%
           490,000   Toyota Motor Credit Corporation                                           489,907
                     10/05/2005 3.45%
           725,000   UBS Finance (Delaware) LLC                                                718,733
                     12/22/2005 3.98%
         1,095,000   UBS Finance (Delaware) LLC                                              1,087,408
                     12/07/2005 3.92%
           600,000   UBS Finance (Delaware) LLC                                                594,775
                     12/23/2005 3.96%
           235,000   UBS Finance (Delaware) LLC                                                233,604
                     11/28/2005 3.90%
           600,000   UBS Finance (Delaware) LLC                                                594,829
                     12/23/2005 3.92%
           200,000   UBS Finance (Delaware) LLC                                                200,000
                     10/03/2005 3.62%
           800,000   UBS Finance (Delaware) LLC                                                793,498
                     12/19/2005 3.90%
           135,000   UBS Finance (Delaware) LLC                                                134,855
                     10/14/2005 3.58%
         2,000,000   Wal-Mart Stores, Inc.                                                   1,999,810
                     10/04/2005 3.50%
           600,000   Wal-Mart Stores, Inc                                                      597,363
                     11/15/2005 3.75%
         1,800,000   Wal-Mart Stores, Inc.                                                   1,785,609
                     12/20/2005 3.78%
                                                                                                          -----------
TOTAL Commercial Paper   (COST: $   91,773,779)                                                            91,773,779
                                                                                                          ===========
Variable Rate Demand Note   (  0.02%)
-------------------------------------------------------------
            21,113   Wisconsin Corporate Central Credit Union                                   21,113
                                                                                           -----------
                                                                                                21,113
                                                                                                          -----------
TOTAL Variable Rate Demand Note   (COST: $       21,113)                                                       21,113
                                                                                                          ===========

TOTAL SECURITY HOLDINGS  (100.35%):                                                                      91,794,892
LIABILITIES, NET OF OTHER ASSETS:                                                                            -320,210
                                                                                                          -----------
TOTAL NET ASSETS:                                                                                         $91,474,682
                                                                                                          ===========

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of September 30, 2005, there are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/28/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/28/2005